Transfers of Financial Assets and Assets Pledged and Received as Collateral (Tables)	12 Months Ended
Dec. 31, 2022
Assets Pledged and Received as Collateral [Abstract]
Information on the Asset Types and the Associated Transactions [text block table]	Information on asset types and associated transactions that did not qualify for derecognition in € m. Dec 31, 2022 Dec 31, 2021 Carrying amount of transferred assets Trading securities not derecognized due to the following transactions: Repurchase agreements 30,201 44,898 Securities lending agreements 8,313 5,444 Total return swaps 1,461 1,766 Other 4,480 4,028 Total trading securities 44,455 56,136 Other trading assets 171 244 Non-trading financial assets mandatory at fair value through profit or loss 1,077 760 Financial assets at fair value through other comprehensive income 2,351 5,642 Loans at amortized cost1 104 13 Others 3,815 481 Total 51,973 63,276 Carrying amount of associated liabilities 43,820 57,522 ¹Loans where the associated liability is recourse only to the transferred assets had NIL carrying value and fair value as at December 31, 2022 and December 31, 2021. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0.
Continuing Involvement Accounting [text block table]	Carrying value of assets transferred to the Group has continuing involvement in € m. Dec 31, 2022 Dec 31, 2021 Carrying amount of the original assets transferred Trading securities 1,059 1,050 Non-trading financial assets mandatory at fair value through profit or loss 328 308 Carrying amount of the assets continued to be recognized Trading securities 34 61 Non-trading financial assets mandatory at fair value through profit or loss 16 15 Carrying amount of associated liabilities 95 102
Transferred Assets with on-going Involvement - Table I [text block table]	The impact on the Group’s Balance Sheet of on-going involvement associated with transferred assets derecognized in full Dec 31,2022 Dec 31,2021 in € m. Carryingvalue Fair value MaximumExposureto Loss¹ Carryingvalue Fair value MaximumExposureto Loss¹ Loans at amortized cost Securitization notes 357 321 321 283 302 302 Other 0 0 0 0 0 0 Total loans at amortized cost 357 321 321 283 302 302 Financial assets held at fair value through profit or loss Securitization notes 30 30 30 29 29 29 Non-standard Interest Rate, cross-currency or inflation-linked swap 0 0 0 465 465 465 Total financial assets held at fair value through profit or loss 30 30 30 494 494 494 Financial assets at fair value through other comprehensive income: Securitization notes 739 629 629 709 713 713 Other 0 0 0 0 0 0 Total financial assets at fair value through other comprehensive income 739 629 629 709 713 713 Total financial assets representing on-going involvement 1,126 981 981 1,486 1,509 1,509 Financial liabilities held at fair value through profit or loss Non-standard Interest Rate, cross-currency or inflation-linked swap 0 0 0 8 8 0 Total financial liabilities representing on-going involvement 0 0 0 8 8 0 1 The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.
Transferred Assets with on-going Involvement - Table II [text block table]
The impact on the Group’s Statement of Income of on-going involvement associated with transferred assets derecognized in full
	Dec 31,2022			Dec 31,2021
in € m.	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal	Year-to- date P&L	Cumulative P&L	Gain/(loss) on disposal
Securitization notes	41	112	(8)	30	81	48
Non-standard Interest Rate, cross-currency or inflation-linked swap	(0)	(0)	0	41	41	0
Net gains/(losses) recognized from on-going involvement in derecognized assets	40	112	(8)	72	123	48

Carrying Value of the Assets Pledged as Collateral [text block table]	Carrying value of the Group’s assets pledged as collateral for liabilities or contingent liabilities1 in € m. Dec 31, 2022 Dec 31, 2021 Financial assets at fair value through profit or loss 37,216 51,165 Financial assets at fair value through other comprehensive income 2,375 6,395 Loans 73,305 79,485 Other 5,306 611 Total 118,202 137,656 1 Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.
Total assets pledged to creditors [text block table]	Total assets pledged to creditors available for sale or repledge1 in € m. Dec 31, 2022 Dec 31, 2021 Financial assets at fair value through profit or loss 40,997 48,426 Financial assets at fair value through other comprehensive income 1,408 5,252 Loans 2,716 2,073 Other 593 481 Total 45,715 56,233 1 Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.
Collateral Received [text block table]	Fair Value of collateral received in € m. Dec 31, 2022 Dec 31, 2021 Securities and other financial assets accepted as collateral 309,107 260,003 Of which: Collateral sold or repledged 254,856 222,232